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                     SUPPLEMENT DATED SEPTEMBER 1, 2005 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

                  FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND

                LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                     GE CAPITAL LIFE SEPARATE ACCOUNT III

This supplement updates certain information contained in your prospectus and Statement of Additional Information. Please read it and keep it with your prospectus and Statement of Additional Information for future reference.

The Company

GE Capital Life Assurance Company of New York has changed its address. Therefore, all references to 622 Third Avenue, 33/rd/ Floor, New York, New York 10017 found in your prospectus should be replaced in their entirety with the following address:

       GE Capital Life Assurance Company of New York
       666 Third Avenue, 9th Floor, New York, New York 10017.